Annual Fund Operating Expenses - Global Equity Income Fund	Aug. 01, 2021
Fund Shares
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.18%
Fee Waiver/Reimbursement from Adviser	(0.15%)
Total Annual Fund Operating Expenses after Reimbursement
Inst. Shares
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.72%
Total Annual Fund Operating Expenses	1.25%
Fee Waiver/Reimbursement from Adviser	(0.32%)
Total Annual Fund Operating Expenses after Reimbursement